Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Dec. 23, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-50
Common Stock, Shares Authorized	100,136,341
Realized foreign currency transaction loss		$ 2,000	$ 40,000
Unrealized foreign currency transaction loss		799,000	971,000
Fair value measurement of digital assets loss		406,000
Fair value measurement of digital assets gain		158,000
Goodwill		$ 18,044,215	$ 18,044,215
Distributed Storage Solutions PTY LTD [Member]
Property, Plant and Equipment [Line Items]
Goodwill				$ 18,000,000.0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		20 years
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Shares Authorized	100,000,000
Common Class B [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Shares Authorized	136,341